NOTE PAYABLE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
NOTE PAYABLE

24. NOTE PAYABLE

Unsecured Promissory Note in December 2022

On December 12, 2022, the Company entered into a Note Purchase Agreement with an investor, pursuant to which the Company issued to the Purchaser an unsecured Promissory Note of $1,332,500, for $1,250,000 in gross proceeds. The Note included an original issue discount (“OID”) of $62,500 along with $20,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. The OID was recognized as a debt discount is amortized over the life of the note. The Note bears interest at 8% per annum compounding daily, and has a term of 18 months. All outstanding principal and accrued interest on the Note will become due and payable eighteen (18) months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the Purchase Price Date (the “Redemption Start Date”), subject to maximum monthly redemption amount of $200,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days following the investor’s delivery of a redemption notice. At the end of each month following the Redemption Start Date, if the Company has not reduced the Outstanding Balance by at least $200,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $200,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing. Upon the occurrence of a Trigger Event (as defined in the Note), the Investor shall have the right to increase the balance of the Note by fifteen percent (15%) for Major Trigger Event (as defined in the Note) and five percent (5%) for Minor Trigger Event (as defined in the Note). In addition, the Note provides that upon occurrence of an Event of Default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of twenty-two percent (22%) per annum or the maximum rate permitted under applicable law.

During the year ended December 31, 2023, the Company amortized OID of RMB (US: $20,833) and recorded RMB 750,932 (US: $106,050) interest expense on this Note, and the Company and Lender exchanged these Partitioned Notes of $340,000 for the delivery of 70,867 shares of the Company’s common stock. During the year ended December 31, 2022, the Company amortized OID of RMB 415,624 (US: $60,260) and recorded RMB 39,851 (US: $5,922) interest expense on this Note. The Company recorded RMB1,204,000 (US: $178,863) loss on note conversion in 2023. On September 1, 2023, the Company and the Investor entered into a standstill agreement with regard to the certain promissory note issued to the Investor dated December 12, 2022. Pursuant to the standstill agreement, the Investor agreed not to redeem any portion of such promissory note until November 30, 2023. The Company, in return, agreed to increase the Outstanding Balance of such note by $96,091 (the “Standstill Fee”) as of the date thereof. Following the application of the Standstill Fee, as of December 31, 2023, the outstanding principal balance of this note was RMB 7,596,883 (US: $1,069,999, net of unamortized OID of $18,593).

Unsecured Promissory Note in July 2023

On July 26, 2023, the Company entered into a Note Purchase Agreement with an investor, pursuant to which the Company issued to the Purchaser an unsecured Promissory Note of $1,070,000, for $1,000,000 in gross proceeds. The Note included an original issue discount (“OID”) of $50,000 along with $20,000 for investor’s fees, costs and other transaction expenses in connection with the issuance of the note. The OID was recognized as a debt discount is amortized over the life of the note. The Note bears interest at 8% per annum compounding daily, and has a term of 18 months. All outstanding principal and accrued interest on the Note will become due and payable eighteen (18) months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time six (6) months after the Purchase Price Date (the “Redemption Start Date”), subject to maximum monthly redemption amount of $200,000. The Company should pay the applicable redemption amount in cash to the Investor within three (3) Trading Days following the investor’s delivery of a redemption notice. At the end of each month following the Redemption Start Date, if the Company has not reduced the Outstanding Balance by at least $160,000, then by the fifth (5th) day of the following month, the Company must pay in cash to the Investor the difference between $160,000 and the amount actually redeemed in such month or the Outstanding Balance will automatically increase by one percent (1%) as of such fifth (5th) day. Under the Note Purchase Agreement, while the Note is outstanding, the Company agreed to keep adequate public information available and maintain its Nasdaq listing.

During the year ended December 31, 2023, the Company amortized OID of RMB 151,326 (US: $21,371) and recorded RMB 266,021 (US: $37,569) interest expense on this Note. As of December 31, 2023, the outstanding principal balance of this note was RMB 7,393,630 (US: $1,041,371, net of unamortized OID of $28,629).